Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Valued Advisers Trust
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
BFS Equity Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	BFS Equity Fund
Class Name	Institutional Class
Trading Symbol	BFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BFS Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	(855) 575-2430
Additional Information Website	https://funddocs.filepoint.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The price per share of the BFS Equity Fund has grown from $10.00 at its inception to $22.72 on May 31, 2024, a compound annual growth rate (including dividends paid) of 10.08%. The cumulative total return during this 10-year + period was 175.85%. The performance of the Fund for the fiscal year ended May 31, 2024, was +25.87%. This compares favorably with the total return of the two following indexes: The total return of the S&P 500 Index (“S&P 500”) for the period was +28.19% and the Dow Jones Industrial Average was at +19.97%. The underperformance of the Fund vs. the S&P 500 was due to the percentage of cash reserves held from June 1, 2023, through November 30, 2023, as a precaution against a possible recession. The total return of the Dow Jones was up only +3.52% for the period, while the total return of the Fund was up +11.05% – slightly behind the S&P 500, which was up 11.27%. The five stocks that contributed most to absolute performance were Nvidia, Alphabet, Meta Platforms, Vertiv Holdings, and Microsoft. The three main detractors from the absolute performance of the Fund were the following: Franco Nevada, GE Healthcare, and Dynatrace. The Fund’s Industrial sector investments returned 17.3%, which is below the S&P 500 Industrial sector’s return of 29.7%. The Fund did not own GE during this period, which hurt relative performance, and its underweight positions in Caterpillar contributed to the Fund’s sector underperformance. The two profitable sectors for the year were the Communications Services and Technology sectors, up 44.9% and 44.2%, respectively. The sectors that were detractors in performance were the Healthcare and Industrial sectors.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Year
BFS Equity Fund - Institutional Class	25.87%	11.22%	9.90%
S&P 500® Index	28.19%	15.80%	12.69%
Dow Jones Industrial Average	19.97%	11.62%	11.25%

Net Assets	$ 55,004,840
Holdings Count | Integer	44
Advisory Fees Paid, Amount	$ 264,972
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$55,004,840
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$264,972
Portfolio Turnover	22%

Holdings [Text Block]	What did the Fund invest in?
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Microsoft Corp.	6.8%
Alphabet, Inc., Class A	6.3%
NVIDIA Corp.	5.0%
Apple, Inc.	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.8%
JPMorgan Chase & Co.	3.7%
Costco Wholesale Corp.	3.7%
ConocoPhillips	3.2%
Parker-Hannifin Corp.	2.9%

LS Opportunity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	LS Opportunity Fund
Class Name	LS Opportunity Fund
Trading Symbol	LSOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LS Opportunity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (877) 336-6763.
Additional Information Phone Number	(877) 336-6763
Additional Information Website	https://funddocs.filepoint.com/lsofx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$268	2.68%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The LS Opportunity Fund seeks to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general. Fund performance during the fiscal year, was led by financials, where a little less than half of the return was from this sector, and the fund profited from both its long and shorts. Investments in property casualty, insurance stocks, and insurance brokers led the gains. Investments in life insurance also contributed to gains, as did regional bank shorts. The next top contributing sector during the fiscal year, was investments in industrials where positions that were exposed to themes of electrification, automation, and reshoring performed well. Financials continue to generate strong returns for the Fund into the fiscal year, important contributors being investments in insurance brokers, P&C underwriters, and regional bank longs. Investments in Industrials have also contributed positively to performance.

Long Book: 58 individual companies, held as common stock, at year end that management believes represent long-term value and favorable characteristics such as a discount to private market value, attractive free cash flow yields, and strong balance sheets. Top 10 long positions represented ≈29% of the portfolio. Contributors: Five longs contributing the largest returns (large to small): Eaton, Leidos Holdings, Progressive, Fairfax Financial Holdings, Brown & Brown. Detractors: Five longs detracting most from returns (large to small): Pfizer, Globe Life, Dentsply Sirona, Sensata Technologies Holding, Campbell Soup. Largest Purchases: Largest long purchases by dollar value: Abbott Laboratories, Dentsply Sirona, Prosperity Bancshares, Aptiv PLC, The Goldman Sachs Group. Largest Sales: Largest long sales by dollar value: Berkshire Hathaway Class B, Pfizer, Medtronic, Markel, W.R. Berkley. Short Book: 29 individual companies, held as common stock, at year end that had business model challenges, excessive valuations, and/or potential balance sheet issues, at the time of purchase. Top 20 short positions for the Fund’s portfolio, represented ≈28% of the portfolio.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 years	10 Years
LS Opportunity Fund - I	17.81%	7.51%	6.29%
S&P 500® Index	28.19%	15.80%	12.69%

Net Assets	$ 190,942,477
Holdings Count | Integer	99
Advisory Fees Paid, Amount	$ 2,789,845
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$190,942,477
Number of Portfolio Holdings	99
Advisory Fee (net of waivers)	$2,789,845
Portfolio Turnover	47%

Holdings [Text Block]
Long Sector Weighting (% of net assets)

Short Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	7.3%
Progressive Corp. (The)	3.9%
Eaton Corp. PLC	3.6%
Leidos Holdings, Inc.	3.4%
Brown & Brown, Inc.	2.9%
Fairfax Financial Holdings Ltd.	2.9%
Exxon Mobil Corp.	2.8%
Merck & Co., Inc.	2.5%
Citigroup, Inc.	2.2%
Abbott Laboratories	2.2%

What did the Fund invest in?

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.